Principal Accounting Policies (Statutory Reserves, Employee Benefits, Segment Reporting and Derivative Financial Instruments) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended						12 Months Ended
	Jun. 30, 2014 segments	Jun. 30, 2013	Jun. 30, 2012	Jul. 31, 2013 Foreign exchange forward contracts [Member] contracts	Jul. 31, 2013 Interest swap contract [Member] contracts	Jun. 30, 2014 Beijing Wangpin [Member]		Jun. 30, 2014 Beijing Wangpin [Member] Zhilian Sanke [Member]	Jul. 15, 2013 Beijing Wangpin [Member] Zhilian Sanke [Member]	Jun. 30, 2014 China's Foreign Investment Enterprises Law [Member] Subsidiaries [Member]	Jun. 30, 2014 China Company Law [Member] VIEs [Member]
Schedule of Principal Accounting Policies [Line Items]
Minimum portion of after-tax profits to be allocated to the general reserve/ statutory surplus fund	10.00%									10.00%	10.00%
Percentage rate of registered capital, reserve/ surplus fund reached, appropriation not required	50.00%									50.00%	50.00%
Percentage of ownership owned by the Company						90.00%	[1]
Percentage of ownership owned by Zhilian Sanke								10.00%	10.00%
Appropriation made to statutory reserves	1,613	2,355	6,602
Amounts recognized for employee benefits	99,475	79,777	63,109
Number of reporting segments	1
Number of derivative financial instruments agreements entered into				2	1

[1]	Beijing Wangpin is 90% owned by the Company and 10% owned by Zhilian Sanke, a variable interest entity for which the Company is the primary beneficiary (see Note 2).